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                                            Oppenheimer Tower
                                            1 World Financial Center
                                            New York, New York 10281-1098
                                            (212) 374-1600 - Fax: (212) 349-4759

OPPENHEIMER CAPITAL

Thomas E. Duggan
General Counsel

                                           October 10, 1995

The Saratoga Advantage Trust
One World Financial Center
New York, New York 10281

Ladies and Gentlemen:

     In connection with the public offering of shares of Capital Stock, par value $.001 per share, of the U.S. Government Money Market Portfolio, Investment Quality Bond, Municipal Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth, Small Capitalization, International Equity Portfolio, which are series of The Saratoga Advantage Trust, I have examined such corporate records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

     It is my opinion that the 9,345,730 shares of Capital Stock, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Trust, were legally issued, fully paid and non-assessable by the Trust.

     I hereby consent to the filing of this opinion with said Notice.

                                           Very truly yours,

                                           /s/ Thomas E. Duggan

                                           Thomas E. Duggan

TED:tc

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                                           October 10, 1995

RULE 24F-2 NOTICE
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The Saratoga Advantage Trust
(Registration No. 33-79708)
Oppenheimer Tower
One World Financial Center
New York, New York 10281

     NOTICE IS HEREBY GIVEN that The Saratoga Advantage Trust (the "Trust"), a Delaware business trust which issues shares in series form, having previously filed in its registration statement a declaration that an indefinite number of its securities were being registered pursuant to Rule 24f-2 of the Investment Company Act of 1940, now elects to continue such indefinite registration.

(1)  This Notice is being filed for the U.S. Government Money Market
     Portfolio, Investment Quality Bond Portfolio, Municipal Bond Portfolio, Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, International Equity Portfolio, (the "Portfolios"), series of the Trust whose fiscal year ended August 31, 1995.

(2) No shares of capital stock of the Portfolios which have been registered other than pursuant to this Rule remained unsold at the beginning of the above fiscal year.

(3) No shares of capital stock of the Portfolios were registered other than pursuant to this Rule during the above fiscal year.

(4) The number of shares of capital stock of each Portfolio sold during the above fiscal year were:

         U.S. Government Money Market Portfolio        5,475,388 shares
         Investment Quality Bond Portfolio               499,131 shares
         Municipal Bond Portfolio                        172,119 shares
         Large Capitalization Value Portfolio            568,685 shares
         Large Capitalization Growth Portfolio           968,006 shares
         Small Capitalization Portfolio                1,300,430 shares
         International Equity Portfolio                  361,971 shares

(5) For the U.S. Government Money Market Portfolio: 5,475,388 shares; Investment Quality Bond Portfolio: 499,131 shares; Municipal Bond
     Portfolio: 172,119 shares; Large Capitalization Value Portfolio: 568,685 shares; Large Capitalization Growth Portfolio: 968,006 shares; Small Capitalization Portfolio: 1,300,430 shares; International Equity
     Portfolio: 361,971 shares of capital stock were sold during the above fiscal year in reliance upon registration pursuant to this Rule.

                                        THE SARATOGA ADVANTAGE TRUST


                                        By /s/ Deborah Kaback
                                          --------------------
                                        Deborah Kaback, Secretary
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(1)  The calculation of the aggregate sales price is made pursuant to Rule
24f-2 of the Investment Company Act of 1940. Aggregate sales price of securities sold during the Portfolios' fiscal year: $46,152,265. Aggregate redemption or repurchase price of such securities redeemed by the Portfolios during such previous fiscal year: $5,539,424. Aggregate sales price reduced by aggregate redemption price = $40,612,841. Therefore, a fee of $14,004.43 is payable pursuant to Section 6(b) of the 1933 Act.